Goodwill and other intangible assets - Estimated amortization of the intangible assets with definite useful lives (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure
Year 2021	$ 3,575
Year 2022	2,700
Year 2023	2,659
Year 2024	2,361
Year 2025	1,172
Later years	$ 3,835